Exhibit 99.4

Unique LoanID	Customer Loan ID	Seller Loan ID	Borrower Name	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	DBRS Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade
30000394	XXX	XXX	Estela Verduzco	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (XXX)
 [2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)
																Cure for (transfer tax fee) of ($XXX) was not provided. Fee was not disclosed on Loan Estimate.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B
30000395	XXX	XXX	Stacey Kehrer	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XXX%.
File contains two appraisals. Appraisal #1 and AVM dated XX/XX/XXXX returned an appraised value of $XXX Appraisal #2 dated XX/XX/XXXX returned an appraised value of $XXX which is the value that was used to calculate the subject loan's LTV/CLTV. Per XXXX Guidelines: The lender may forego either type of review and obtain a new appraisal. When a review appraisal or new appraisal is obtained, the lender must use the opinion of market value as stated in the review or new appraisal because the lender has, at that point in time, rejected the original appraisal. It is not acceptable for the lender to exercise blanket discretion by arbitrarily changing the opinion of market value from a report for use in the lending process. For example, it is not within the lender’s discretion to simply average the two opinions of market value in order to arrive at a final value conclusion. File is missing the lender's rejection of the original appraisal.
										1				3
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)
 [2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/XX/XX/XXXX)

Final Closing Disclosure disclosed an appraised value of $XXX which is the highest value of the two appraisals provided in the file File is missing lender's justification for using the highest value, as required by XXX.
Evidence of earlier borrower receipt was not found in file.
 Evidence of earlier borrower receipt was not found in file.
																	GENERAL COMMENT (XX/XX/XXXX): LE Received Date XX/XX/XXXX >= Closing Date Less 3 days XX/XX/XXXX. Seller provided unsigned LE dated XX/XX/XXXX exception remains open.
TILA - 1yr affirmative

TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

 TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
																					TRID SOL Expired	B	B	B
30000159	XXX	XXX	David Donatucci	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (XXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
 [2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)

Cure for 0% and 10% tolerance violations ($XXX) was not provided.
LO compensation disclosure not provided.
Cure for 0% tolerance violation for the credit report ($XXX) is not provided. A COC is in file dated XX/XX/XXXX which discloses the change however there is not an LE or CD dated  within 3 days after the change was disclosed.
Final CD reflects an increase in fees subject to 10% variance: LE dated XX/XX/XXXX discloses fees subject to 10% variance totaling $XXX.  Final Closing Disclosure includes fees subject to 10% variance totaling $XXX  This is a $XXX ncrease from binding amounts ($XXX above 10% threshold).
An earlier dated LE was not provided.
The LE reflects a lender credit of  $XXX, however the final CD reflects a lender credit of $XXX no cure provided.
Earlier dated CD not provided, the only CD in the file is the final CD.
The final CD did not include the HOA fee in the amount of non-escrowed property costs over 1 year. The correct amount should reflect $XXX.
 No seller paid fees disclosed on the final CD and missing seller's CD.

Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective XX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

 TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
																					TRID SOL Expired	B	B	B